Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Income (loss) from continuing operations before income taxes is composed of the following:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
U.S.	$(9,386)	$(4,807)	$(1,166)
Foreign	(2,783)	(2,023)	2,113
Total	$(12,169)	$(6,830)	$947

The total provision for income taxes from continuing operations consists of the following:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Current taxes:
Federal	$363	$(10)	$(29)
State	41	1	—
Foreign	31	1,290	1,702
	435	1,281	1,673
Deferred taxes:
Federal	(1,123)	(671)	(83)
State	(51)	(45)	17
Foreign	(271)	(1,083)	(666)
	(1,445)	(1,799)	(732)
Total	$(1,010)	$(518)	$941

The total provision for income taxes differs from the amounts computed by applying the U.S. statutory income tax rate to income (loss) before income taxes. A reconciliation of the tax on the Company’s income from continuing operations before income taxes and total tax expense is shown below:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Income tax expense (benefit) at U.S. statutory rate	$(4,259)	$(2,391)	$331
State income tax, less federal benefit	(7)	(28)	12
Taxes related to foreign operations	(662)	(147)	89
Tax credits	(6)	—	6
Tax on distributed foreign earnings	726	311	225
Foreign tax credit carryforwards	(2,090)	—	—
Deferred tax on undistributed foreign earnings	1,903	560	—
Tax impact of goodwill adjustments	82	161	221
Change in U.K. tax rate	(414)	—	—
Net change in tax contingencies	20	(3)	(10)
Valuation allowances	3,746	1,021	125
All other, net	(49)	(2)	(58)
	$(1,010)	$(518)	$941

The net deferred income tax liability reflects the net tax impact of timing differences between the assets and liability amounts carried on the books under the U.S. GAAP method of accounting and amounts utilized for income tax purposes. The net deferred income tax liability consists of the following:

	December 31,
	2015	2014
	(In millions)
Deferred tax assets:
Deferred income	$20	$—
U.S. and state net operating loss carryforwards	329	1,333
Foreign net operating loss carryforwards	1,507	366
Tax credits and other tax incentives	82	42
Foreign tax credit carryforwards	2,090	—
Accrued expenses and liabilities	136	68
Asset retirement obligation	1,037	1,202
Property and equipment	1,529	856
Total deferred tax assets	6,730	3,867
Valuation allowance	(5,434)	(1,564)
Net deferred tax assets	1,296	2,303
Deferred tax liabilities:
Other	4	19
Deferred income	140	24
Investment in foreign subsidiaries	1,903	1,119
Property and equipment	1,773	5,755
Total deferred tax liabilities	3,820	6,917
Net deferred income tax liability	$2,524	$4,614

In November 2015, the FASB issued ASU 2015-17 “Balance Sheet Classification of Deferred Taxes,” which requires all companies to classify deferred tax assets, liabilities, and related valuation allowances as noncurrent on the balance sheet effective for annual periods beginning after December 15, 2016, with early adoption allowed. Apache has elected to adopt the accounting standard for the year ended December 31, 2015 and as a result, all deferred tax assets, liabilities, and related valuation allowances are classified as noncurrent on Apache Corporation’s December 31, 2015 consolidated balance sheet. Prior consolidated balance sheets were not retrospectively adjusted.
Net deferred tax assets and liabilities are included in the consolidated balance sheet as follows:

	December 31,
	2015	2014
	(In millions)
Assets:
Deferred tax asset	$—	$(890)
Deferred charges and other	(5)	(17)
Liabilities
Other current liabilities	—	28
Deferred income taxes	2,529	5,493
Net deferred income tax liability	$2,524	$4,614

In 2015, Apache repatriated the sales proceeds from the divestment of its interest in LNG projects and Australian upstream assets. Upon the repatriation of these proceeds, Apache recognized a U.S. current income tax liability of $560 million. Pursuant to its plan of divestiture of these assets, Apache recorded a deferred income tax liability of $560 million on undistributed foreign earnings in 2014.
In 2014, Apache evaluated its permanent reinvestment position and determined that undistributed earnings from certain foreign subsidiaries located in Apache’s Australia, Egypt, and North Sea regions will no longer be permanently reinvested. As a result of this change in position, the Company recorded $560 million of U.S. deferred income tax expense on undistributed earnings that were previously considered permanently reinvested as a component of continuing operations. In addition, the Company recorded $311 million and $225 million of U.S. deferred income tax expense on foreign earnings that were distributed to the U.S. in 2014 and 2013, respectively. The Company’s Canadian subsidiaries do not currently have undistributed earnings.
In 2015, the U.K. government enacted Finance Bill 2015 that provides tax relief to exploration and development (E&P) companies operating in the North Sea through a reduction of Supplementary Charge from 32 percent to 20 percent, effective January 1, 2015. As a result of the enacted legislation, in 2015, Apache recorded a deferred tax benefit of $414 million related to the remeasurement of the Company’s December 31, 2014 U.K. deferred income tax liability.
The Company has recorded an increase in valuation allowance against certain foreign deferred tax assets, primarily driven by asset impairments. The Company has assessed the future potential realization of these deferred tax assets and has concluded that it is more likely than not that these foreign deferred tax assets will not be realized based on current economic conditions and expectations for the future.
In 2015, 2014, and 2013, the Company increased its total valuation allowance by $3.9 billion, $966 million, and $223 million, respectively, as detailed in the table below:

	2015	2014	2013
	(In millions)
Balance at beginning of year	$1,564	$598	$375
State(1)	151	62	30
U.S.	2,159	—	—
Foreign(2)	1,560	1,021	125
Discontinued operations(3)	—	(117)	68
Balance at end of year	$5,434	$1,564	$598

(1)	Reported as a component of state income taxes in the rate reconciliation.

(2)
In 2015, Apache’s subsidiaries completed the sale of its interest in the Kitimat LNG project. As such, the deferred tax assets, liabilities, and valuation allowance related to the project were removed for 2015.

(3)
In 2014, Apache’s subsidiaries completed the sale of all of the Company’s operations in Argentina. As such, the deferred tax assets, liabilities, and valuation allowance related to Argentina were removed for 2014.

On December 31, 2015, the Company had net operating losses as follows:

	Amount	Expiration
	(In millions)
Net operating losses:
U.S.	$198	2018 - 2035
State	3,496	Various
Canada	60	2028 - 2035

The Company has a U.S. net operating loss carryforward of $198 million subject to annual limitation under Section 382 of the Internal Revenue Code. The Company also has $848 million of capital loss carryforwards in Canada, which have an indefinite carryover period. The Company has recorded a valuation allowance against the net operating losses listed above and the capital loss until there is sufficient evidence to support the reversal of all or some portion of this allowance.
On December 31, 2015, the Company had foreign tax credits as follows:

	Amount	Expiration
	(In millions)
Foreign Tax Credits	$2,090	2025-2026

The Company has a $2.1 billion U.S. foreign tax credit carryforward. The Company has recorded a valuation allowance against the U.S. foreign tax credits listed above until there is sufficient evidence to support the reversal of all or some portion of this allowance.
The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes,” which prescribes a minimum recognition threshold a tax position must meet before being recognized in the financial statements. Tax positions generally refer to a position taken in a previously filed income tax return or expected to be included in a tax return to be filed in the future that is reflected in the measurement of current and deferred income tax assets and liabilities. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
	(In millions)
Balance at beginning of year	$—	$3	$3
Additions based on tax positions related to the current year	19	—	—
Reductions for tax positions of prior years	—	(3)	—
Balance at end of year	$19	$—	$3

The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense. Each quarter the Company assesses the amounts provided for and, as a result, may increase (expense) or reduce (benefit) the amount of interest and penalties. During the years ended December 31, 2015, 2014, and 2013 the Company recorded tax expense of $1 million, tax benefit of $1 million, and tax expense of $1 million, respectively, for interest and penalties. At December 31, 2015, 2014, and 2013 the Company had an accrued liability for interest and penalties of $1 million, $0, and $1 million, respectively.
In 2015, the Company recorded a $19 million reserve for uncertain tax positions related to the current year. In 2014, the Internal Revenue Service concluded its audit of the 2011 and 2012 tax years, and the Company reduced its unrecognized tax benefit by $3 million as a result of the conclusion of this audit. In 2013, the Company reached agreement with the IRS regarding an audit of the 2009 and 2010 tax years. There was no change in the Company’s unrecognized tax benefits as a result of this agreement. The resolution of unagreed tax issues in the Company’s open tax years cannot be predicted with absolute certainty, and differences between what has been recorded and the eventual outcomes may occur. The Company believes that it has adequately provided for income taxes and any related interest and penalties for all open tax years.
Apache and its subsidiaries are subject to U.S. federal income tax as well as income tax in various states and foreign jurisdictions. The Company’s uncertain tax positions are related to tax years that may be subject to examination by the relevant taxing authority. Apache’s earliest open tax years in its key jurisdictions are as follows:
Jurisdiction

U.S.	2011
Canada	2011
Egypt	1998
U.K.	2013